Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income / (loss)	$ (9,771)	$ (154,228)	$ (458,177)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	82,623	81,935	82,070
Amortization of fair value of above market acquired time charters (Note 7)	0	254	9,540
Amortization of debt issuance costs (Note 8)	2,660	2,855	2,732
Loss on debt extinguishment (Note 8)	1,257	2,375	974
Impairment loss (Note 5)	0	29,221	321,978
Loss / (gain) on sale of vessels (Note 5)	(2,598)	15,248	20,585
Stock-based compensation (Note 12)	9,267	4,166	2,684
Non-cash effects of derivative financial instruments (Note 18)	(1,821)	(4,182)	(121)
Loss on time-charter agreement termination	0	0	2,114
Change in fair value of forward freight derivatives (Note 18)	(36)	(41)	0
Other non-cash charges	144	112	38
Amortization of deferred gain (Note 5)	(52)	(75)	(22)
Write-off of claim receivable	0	225	0
Gain on hull and machinery claim	(456)	(1,472)	0
Equity in income of investee	(93)	(126)	(210)
(Increase)/Decrease in:
Restricted cash for forward freight derivatives	(1,834)	(216)	0
Trade accounts receivable	(5,949)	(1,683)	13,876
Inventories	(4,811)	(184)	121
Prepaid expenses and other current assets	(43)	3,142	(8,497)
Due from related parties	745	287	(964)
Due from managers	1,430	(1,430)	0
Increase/(Decrease) in:
Accounts payable	4,709	(4,236)	(5,276)
Due to related parties	(127)	(66)	(1,744)
Accrued liabilities	(863)	(2,633)	1,465
Due to managers	1,420	(2,291)	2,291
Deferred revenue	5,169	(405)	(35)
Net cash provided by / (used in) Operating Activities	80,970	(33,448)	(14,578)
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(143,684)	(396,154)	(473,917)
Cash proceeds from vessel sales (Note 5)	15,153	380,193	70,300
Decrease in restricted cash	482	7,251	4,500
Increase in restricted cash	(233)	(7,042)	(4,525)
Proceeds from cancellation of vessels under construction	0	0	5,800
Hull and machinery insurance proceeds	1,430	2,536	309
Net cash provided by / (used in) Investing Activities	(126,852)	(13,216)	(397,533)
Cash Flows from Financing Activities:
Proceeds from bank loans and capital leases	160,780	151,763	373,993
Loan prepayments and repayments	(86,262)	(181,201)	(244,529)
Financing fees paid	(2,910)	(474)	(13,094)
Proceeds from issuance of common stock	51,454	50,589	418,771
Offering expenses paid related to the issuance of common stock	(1,027)	(311)	(974)
Net cash provided by / (used in) Financing Activities	122,035	20,366	534,167
Net (decrease) / increase in cash and cash equivalents	76,153	(26,298)	122,056
Cash and cash equivalents at beginning of period	181,758	208,056	86,000
Cash and cash equivalents at end of the period	257,911	181,758	208,056
Cash paid during the period for:
Interest	$ 50,227	$ 47,997	$ 29,813